STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP ESPP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additions:
Participant contributions, net of withdrawals	$ 695,055	$ 683,071	$ 724,435
Total additions	695,055	683,071	724,435
Deductions:
Cost of shares purchased	661,240	674,000	739,188
Payable to purchase shares	164,681	166,122	177,272
Payable to participants	35,256	20,221	6,165
Prior year contributions used for current year share purchases	(166,122)	(177,272)	(198,190)
Total deductions	695,055	683,071	724,435
Changes in net assets available for benefits	0	0	0
Net assets available for benefits beginning of year	0	0	0
Net assets available for benefits end of year	$ 0	$ 0	$ 0